NUVEEN SYMPHONY HIGH YIELD BOND FUND

SUPPLEMENT DATED MARCH 2, 2018

TO THE PROSPECTUS DATED JANUARY 31, 2018

Nuveen Symphony High Yield Bond Fund will be liquidated after the close of business on May 11, 2018.

Effective April 4, 2018, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until May 7, 2018. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on May 11, 2018, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SHYBP-0318P

NUVEEN SYMPHONY HIGH YIELD BOND FUND

SUPPLEMENT DATED MARCH 2, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2018

Nuveen Symphony High Yield Bond Fund will be liquidated after the close of business on May 11, 2018.

Effective April 4, 2018, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until May 7, 2018. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on May 11, 2018, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SHYBSAI-0318P